Label	Element	Value
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.00%
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $545.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $401.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Pacer Swan SOS Conservative (October) ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $641.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)
Pacer Swan SOS Conservative (October) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.80%
Pacer Swan SOS Conservative (October) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)
Pacer Swan SOS Conservative (October) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%